Fair Value Measurements (Carrying Amount And Fair Value Of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Carrying Amount [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt financial instrument	$ 350	$ 349
Carrying Amount [Member] | Pacific Gas And Electric Company [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt financial instrument	12,334	11,645
Estimate Of Fair Value [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt financial instrument	354	371
Estimate Of Fair Value [Member] | Pacific Gas And Electric Company [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Debt financial instrument	$ 13,444	$ 13,946